CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from (used in) operating activities
Net loss for the year	$ (2,031,413)	$ (795,040)	$ (2,051,990)
Items not affecting cash
Fair value (gain) loss on marketable securities	(7,500)	(76,985)	84,485
Flow-through share premium recovery	(54,503)	(4,221)	(28,828)
(Gain) loss on sale / transfer of marketable securities	(8,625)	30,052	416
Other income	0	(27,000)	0
Proceeds received in excess of exploration and evaluation asset costs	(1,286)	(133,008)	(341,966)
Share-based payments	336,735	0	365,300
Write-down of exploration and evaluation assets	717,378	338,943	1,038,046
Write-down of VAT receivables	0	42,706	0
Changes in non-cash working capital items
Receivables	(21,287)	65,875	17,502
Due from alliance partner	0	0	126,047
VAT Receivables	0	(198)	(753)
Prepaid expenses	(41,175)	72,156	(60,669)
Accounts payable and accrued liabilities	(114,574)	147,863	11,604
Due to related parties	(73,979)	203,085	170,843
Funds held for optionee	0	(234,081)	234,081
Net cash (used in) operating activities	(1,300,229)	(369,853)	(435,882)
Cash flows from (used in) investing activities
Proceeds from sale of marketable securities	20,625	216,232	0
Deposits	5,444	12,224	(61,584)
Exploration and evaluation assets, net of recoveries	(369,274)	(452,748)	12,341
Net cash (used in) investing activities	(343,205)	(224,292)	(49,243)
Cash flows from financing activities
Share subscriptions received	0	85,000	0
Proceeds from issuance of common shares	2,392,380	0	750,000
Exercise of warrants	0	21,965	0
Share issue costs	(172,560)	0	(20,370)
Net cash provided by financing activities	2,219,820	106,965	729,630
Effect of exchange rate changes on cash	(1,942)	(14,791)	(20,007)
Change in cash for the year	574,444	(501,971)	224,498
Cash, beginning of the year	135,203	637,174	412,676
Cash, end of the year	$ 709,647	$ 135,203	$ 637,174